CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended				6 Months Ended			7 Months Ended	12 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Formation and operational costs			$ 462,319		$ 1,503,643		$ 712,237	$ 4,307,356		$ 387,335	$ 5,572,066
Loss from operations			(462,319)		(1,503,643)		(712,237)	(4,307,356)		(387,355)	(5,572,066)
Other income (expense):
Interest earned on marketable securities held in Trust Account			576,300		13,683		750,404	63,858		105,431	120,063
Change in fair value of warrant liabilities			1,848,754		(8,715,559)		11,092,529	1,320,539		(16,902,902)	23,241,491
Total other income (expense), net			2,425,054		(8,701,876)		11,842,933	1,384,397		(17,513,191)	23,361,554
Income (Loss) before income taxes			1,962,735		(10,205,519)		11,130,696	(2,922,959)
Provision for income taxes	$ 0	$ 0	(110,523)				(117,016)		$ 0		0
Net income (loss)			$ 1,852,212	$ 9,161,468	$ (10,205,519)	$ 7,282,560	$ 11,013,680	$ (2,922,959)		$ (17,900,526)	$ 17,789,488
Weighted average shares outstanding( diluted)							8,355,393
Net income per share (diluted)							$ 0.26	$ (0.07)
Class A Common Stock Subject to Redemption
Other income (expense):
Weighted average shares outstanding (basic)			33,421,570		33,421,570		33,421,570	33,421,570
Net income per share (basic)			$ 0.04		$ (0.24)		$ 0.26	$ (0.07)
Weighted average shares outstanding( diluted)			33,421,570		33,421,570		33,421,570	33,421,570
Net income per share (diluted)			$ 0.04		$ (0.24)		$ 0.26	$ (0.07)
Class B Common stock
Other income (expense):
Weighted average shares outstanding (basic)			8,355,393		8,355,393		8,355,393	8,355,393		7,969,220	8,355,393
Net income per share (basic)			$ 0.04		$ (0.24)		$ 0.26	$ (0.07)		$ (0.68)	$ 0.43
Weighted average shares outstanding( diluted)			8,355,393		8,355,393		8,355,393	8,355,393		7,969,220	8,355,393
Net income per share (diluted)			$ 0.04		$ (0.24)		$ 0.26	$ (0.07)		$ (0.68)	$ 0.43